First Sentier Global Listed Infrastructure Fund

Schedule of Investments
at July 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS: 91.46%
	Airport Services - 8.05%
11,586	Aena SME SA^	$1,850,203
1,518,000	Beijing Capital International Airport Co., Ltd. ^	992,713
15,227	Flughafen Zurich AG*^	3,223,515
127,675	Grupo Aeroportuario del Sureste SAB de CV - Class B^	3,622,325
		9,688,756

	Construction & Engineering - 1.91%
19,552	VINCI SA^	2,296,342

	Electric Utilities - 35.22%
78,933	Alliant Energy Corp.	4,241,859
64,398	Duke Energy Corp.	6,028,941
71,700	Emera, Inc.^	2,908,454
40,025	Entergy Corp.	4,110,567
31,967	Evergy, Inc.	1,917,061
75,444	FirstEnergy Corp.	2,971,739
64,570	NextEra Energy, Inc.	4,732,981
18,559	Pinnacle West Capital Corp.	1,537,056
127,888	PPL Corp.	3,520,757
68,504	Southern Co.	4,955,579
114,602	SSE plc^	2,478,058
47,461	Xcel Energy, Inc.	2,977,229
		42,380,281

	Environmental & Facilities Services - 0.82%
6,545	Republic Services, Inc.	989,015

	Gas Utilities - 5.21%
92,700	AltaGas Ltd.^	1,829,887
258,700	ENN Energy Holdings Ltd.^	3,144,447
52,643	Rubis SCA^	1,298,095
		6,272,429

	Highways & Railtracks - 15.79%
803,181	Atlas Arteria Ltd.^	3,395,169
679,300	CCR SA^	1,906,278
133,443	Getlink S.E.^	2,345,587
1,566,000	Jiangsu Expressway Co. Ltd. - Class H^	1,436,065
194,597	Promotora y Operadora de Infraestructura SAB de CV^	2,024,181
817,308	Transurban Group^	7,891,147
		18,998,427

	Integrated Telecommunication Services - 1.09%
104,970	Infrastrutture Wireless Italiane SpA^	1,316,414

	Multi-Utilities - 6.05%
76,869	CenterPoint Energy, Inc.	2,312,988
66,493	Dominion Energy, Inc.	3,560,700
452,226	Hera SpA^	1,404,185
		7,277,873

	Oil & Gas Storage & Transportation - 7.94%
24,602	Cheniere Energy, Inc.	3,982,080
47,706	DT Midstream, Inc.	2,553,225
36,801	Targa Resources Corp.	3,017,314
		9,552,619

	Rail Transportation - 8.32%
103,494	CSX Corp.	3,448,420
19,947	Union Pacific Corp.	4,628,103
47,200	West Japan Railway Co.^	1,939,181
		10,015,704

	Water Utilities - 1.06%
1,466,000	Guangdong Investment Ltd.^	1,269,142
	TOTAL COMMON STOCKS (Cost $107,813,578)	110,057,002

	REITs: 7.30%
	Real Estate - 7.30%
25,756	American Tower Corp.	4,901,624
35,843	Crown Castle International Corp.	3,881,439
	TOTAL REITs (Cost $10,175,627)	8,783,063

	Total Investments in Securities (Cost $117,989,205): 98.76%	118,840,065
	Other Assets in Excess of Liabilities: 1.24%	1,494,004
	Net Assets: 100.00%	$120,334,069

* Non-income producing security.
^ Foreign issuer.

AG	Aktiengesellschaft is the German term for a public limited company.
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.
SCA	Societe en commandite par actions is the French term for a limited share company.
S.E.	Company is a European company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	59.64%
Australia	9.38%
China	5.68%
France	4.94%
Mexico	4.69%
Canada	3.94%
Switzerland	2.68%
Italy	2.26%
United Kingdom	2.06%
Japan	1.61%
Brazil	1.58%
Spain	1.54%
100.00%

First Sentier Global Listed Infrastructure Fund
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

First Sentier Global Listed Infrastructure Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$-	$1,316,414	$-	$1,316,414
Energy	9,552,619	-	-	9,552,619
Industrials	16,618,322	25,369,922	-	41,988,244
Utilities	47,605,798	9,593,927	-	57,199,725
Total Common Stocks	73,776,739	36,280,263	-	110,057,002
REITs	8,783,063	-	-	8,783,063
Total Investments in Securities	$82,559,802	$36,280,263	$-	$118,840,065

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification.